Consolidated income statement (Parenthetical) - GBP (£) £ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Face Statements [Line Items]
Interest revenue for financial assets measured at amortised cost				£ 17,467	£ 16,484	£ 5,512
Interest expense recognised on financial liabilities				9	42	422
Interest revenue for financial assets measured at fair value through other comprehensive income				1,944	1,256	601
Interest expense for financial liabilities not at fair value through profit or loss				17,195	14,226	3,740
Impaired
Disclosure Of Face Statements [Line Items]
Interest revenue for financial assets measured at fair value through other comprehensive income				£ 97	£ 117	£ 59
France Retail Banking Business
Disclosure Of Face Statements [Line Items]
Total ECL income statement change for the period	£ 1,500		£ 1,700
Recoveries		£ 1,700